Subsequent Events - Loan Facility (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified				0 Months Ended
	Jul. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jul. 25, 2014 New Senior Secured Term Loan B Facility to refinance $1.35 billion Senior Secured Credit Facility	Jul. 25, 2014 $1.35 billion Senior Secured Credit Facility
Subsequent Event [Line Items]
Share price of dividend declared	$ 0.19	$ 0.19	$ 0
Senior Secured Term Loan B facility				$ 1,300,000
Approximate outstanding balance					1,300,000
Restricted Cash Released For Repayment Of Loan				$ 75,000
Debt Instrument Interest Rate Terms				Fixed rate
Maturity date				Jul. 25, 2021